SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Repayments of Related Party Debt	$ 78,761	$ 371,843	$ 684,784	$ 920,457
Subsequent Event [Member]
Subsequent Event [Line Items]
Due to Related Parties	382,646
Repayments of Related Party Debt	167,003
Due from Related Parties	$ 148,430